SCHEDULE OF ESTIMATED FUTURE MINIMUM LEASE PAYMENTS (Details)	Jan. 31, 2026 USD ($)
Debt Disclosure [Abstract]
2025	$ 43,200
Total remaining lease payments	43,200
Less: imputed interest	(43,200)
Present value of remaining lease payments